Fair value of financial instruments (Tables)	6 Months Ended
Sep. 30, 2024
Fair value of financial instruments
Schedule of financial instruments held at fair value

	30 September	31 March
	2024	2024
	€m	€m
Financial assets at fair value[1]
Money market funds (included within Cash and cash equivalents)[2]	2,013	2,015
Debt and equity securities (included within Other investments)[3]	6,149	3,749
Derivative financial instruments (included within Trade and other receivables)[4,5]	3,962	4,226
Trade receivables at fair value through Other comprehensive income (included with Trade and other receivables)[6]	1,123	735
	13,247	10,725

Financial liabilities at fair value[1]
Derivative financial instruments (included within Trade and other payables)[4,5]	2,031	1,524
Financial guarantee (included within Trade and other payables)[7]	238	—
	2,269	1,524

Notes:

1.	The fair value of assets and liabilities are classified in the Fair Value hierarchy as follows: Level 1 comprises items where the fair value is determined by unadjusted quoted prices in active markets. Level 2 comprises items where the fair value is determined from inputs other than quoted prices, that are observable for the asset or liability, either directly or indirectly by unadjusted market quoted prices in active markets and market accepted valuation techniques. Level 3 comprises items where the fair value is determined by including one or more unobservable inputs to the valuation methodology.
2.	Items are measured at fair value and the valuation basis is Level 1.
3.	Quoted debt and equity securities of €2,991 million (31 March 2024: €1,687 million) are measured at fair value and classified as Level 1. Further equity and debt securities of €2,140 million (31 March 2024: €2,062 million) are measured at fair value and classified as Level 2. The remaining balance represents the Group’s investments in Zegona ordinary shares of €915 million (31 March 2024: €nil) and convertible loan notes of €103 million, measured at fair value and classified as Level 3 due to some of the inputs to the valuation model being unobservable inputs.
4.	Derivative financial assets and liabilities are measured at fair value and classified as Level 2.
5.	€3,772 million (31 March 2024: €4,011 million) of derivative financial assets and €1,912 million (31 March 2024: €1,468 million) of derivative financial liabilities are classified as Non-current.
6.	Trade receivables at fair value through Other comprehensive income are measured at fair value and classified as Level 2. Of this, €461 million (31 March 2024: €294 million) are classified as Non-current.
7.	Financial guarantee is a secondary pledge over the shares owned by Vodafone Group in Indus Towers, ranking behind the Group’s existing lenders for the outstanding bank borrowings secured against Indian assets. This is measured at fair value and classified as Level 2.